Allianz RCM Technology Fund (Second Prospectus Summary) | Allianz RCM Technology Fund
Allianz RCM Technology Fund
Investment Objective
The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if of the Fund you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.

More information about these and other discounts is available in the "Classes of Shares" section beginning on page 133 of the Fund's statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz RCM Technology Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Class A	5.50%	1.00%	[1]
Class B	none	5.00%	[1]
Class C	none	1.00%	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz RCM Technology Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Class A	1.30%	0.25%	0.05%	1.60%
Class B	1.30%	1.00%	0.05%	2.35%
Class C	1.30%	1.00%	0.05%	2.35%

Examples.
The Examples are intended to help you compare the cost of

investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. The Examples also assume conversion of

Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Example: Assuming you redeem your shares at the end of each period
Expense Example Allianz RCM Technology Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	704	1,027	1,373	2,346
Class B	738	1,033	1,455	2,412
Class C	338	733	1,255	2,686

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Allianz RCM Technology Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	704	1,027	1,373	2,346
Class B	238	733	1,255	2,412
Class C	238	733	1,255	2,686

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities

(or "turns over" its  portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2011 was 171%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating

Expenses or in the Examples above, can adversely affect the Fund's investment performance.

Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of

technology companies and in derivatives and other synthetic

instruments that have economic characteristics similar to equity securities of technology companies. Derivatives transactions may have the effect of either magnifying or limiting the Fund's gains and losses. The Fund normally invests in companies organized or headquartered in at least three different countries and may invest up to 50% of its assets in non-U.S. issuers, including those organized or headquartered in emerging market countries, but normally no more than 25% of its assets are invested in issuers organized or headquartered in any one country outside the United

States, other than Japan. The Fund intends to invest primarily in companies with market capitalizations greater than $500 million,

with no more than 15% of its assets in technology companies with market capitalizations below $100 million. The Fund is

"non-diversified," which means that it may invest a significant portion of its assets in a relatively small number of issuers,

which may increase risk. The portfolio managers define technology companies as those that provide technology products or services or utilize technology to gain competitive advantages. The portfolio managers evaluate fundamental value and growth prospects and focus on companies that they expect will have higher than average rates of growth and strong potential for capital appreciation. The portfolio managers develop forecasts of economic growth, inflation and interest rates that are used to helpidentify regions and countries that are likely to offer the best investment opportunities. In addition to common stocks and other equity securities (such as preferred stocks,

convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs) and may utilize foreign currency exchange contracts, options, futures and forward contracts, short sales,

swap agreements and other derivative instruments. Although the Fund may invest in derivatives of any kind, it expects to invest in options, swaps and, to a lesser extent, foreign exchange contracts.

The Fund may write call options on individual securities that it does not hold in its portfolio (i.e., "naked" call options) as well as call options on indices and exchange-traded funds. The Fund ordinarily expects to use derivative instruments in an attempt to enhance the Fund's investment returns, to hedge against market and other risks or to obtain market exposure. The Fund may enter into credit default, cross-currency, interest rate, total return,

variance and other forms of swap agreements in order to manage its exposure to credit, currency and interest rate risk.

Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and

techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer

Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk

(Equity Securities Risk, Smaller Company Risk). Focusing on a

limited number of issuers, sectors (such as the technology

sectors), industries, or geographic regions increases risk and volatility (Focused Investment Risk (Technology-Related Risk)).

Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks,

including leverage, liquidity and valuation (Derivatives Risk).

Other principal risks include: Credit Risk (an issuer or

counterparty may default on obligations); IPO Risk (securities purchased in initial public offerings have no trading history,

limited issuer information and increased volatility); Leveraging

Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk,

Emerging Markets Risk, Currency Risk (non-U.S. securities markes and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); Short Selling Risk (short selling

enhances leveraging risk and involves counterparty risk and the risk of unlimited loss); and Turnover Risk (high levels of

portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal

Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit

Insurance Corporation or any other government agency.

Performance Information
The performance information below provides some indication of the

Information risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index, a sector-specific index and a performance average of similar mutual funds. The bar chart and the information to its right show

performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B and Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class.

Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund,

adjusted to reflect certain fees and expenses paid by the

particular share class of the Fund. These adjustments generally result in estimated performance results that are higher or lower than the actual results of the predecessor class and/or the

predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the

Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under "Additional Performance

Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more current performance information.

The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B and Class C performance would be lower than

Class A performance because of the lower expenses paid by Class A shares.

Calendar Year Total Returns - Class A

More Recent Return Information

1/1/11-9/30/11                  -12.05%

Highest and Lowest Quarter Returns

(for periods shown in the bar chart)

Highest 10/01/2001-12/31/2001    40.03%

Lowest 01/01/2001-03/31/2001    -34.23%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold

Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.

After-tax returns for other share classes will vary.

Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns Allianz RCM Technology Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A - Before Taxes	21.28%	6.00%	0.29%	13.03%	Dec. 27, 1995
Class A After Taxes on Distributions	Class A - After Taxes on Distributions	21.38%	5.53%	0.06%	12.30%	Dec. 27, 1995
Class A After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	13.83%	5.01%	0.17%	11.48%	Dec. 27, 1995
Class B	Class B - Before Taxes	22.38%	6.09%	0.32%	13.06%	Dec. 27, 1995
Class C	Class C - Before Taxes	26.40%	6.41%	0.09%	12.61%	Dec. 27, 1995
NASDAQ Composite Index	NASDAQ Composite Index	16.91%	3.76%	0.72%	6.38%	Dec. 27, 1995
S&P North American Technology Sector Index	S&P North American Technology Sector Index	12.65%	5.83%	0.87%	7.77%	Dec. 27, 1995
Lipper Global Science & Technology Funds Average	Lipper Global Science & Technology Funds Average	19.97%	7.50%	0.82%	10.37%	Dec. 27, 1995